                               Janus Aspen Series
                            Foreign Stock Portfolio
                                 Service Shares

                       Supplement dated February 26, 2008
                      to Currently Effective Prospectuses

At a meeting of the Trustees of Janus Aspen Series (the "Trust") held on February 25, 2008, the Independent Trustees approved an Agreement and Plan of Reorganization which provides for the merger of Foreign Stock Portfolio into International Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios") effective on or about April 30, 2008 (the "Merger"). At that time, Foreign Stock Portfolio will transfer all of its assets and liabilities to International Growth Portfolio in exchange for Service Shares (the "Shares") of International Growth Portfolio. International Growth Portfolio will then distribute its Shares to shareholders of the Foreign Stock Portfolio with each such shareholder receiving Shares of the corresponding class of International Growth Portfolio at the same value as such shareholder held in Foreign Stock Portfolio immediately before the Merger. Until the date of the Merger, existing Foreign Stock investors may continue to transact business in their existing accounts, including purchases, exchanges (if permitted), and redemptions. However, effective February 26, 2008, Foreign Stock Portfolio is closed to new insurance company contracts and qualified plans. The Portfolios will not bear any of the costs associated with the Merger. Those costs will be borne by Janus Capital Management LLC ("Janus Capital"), the Portfolios' investment adviser.

Foreign Stock Portfolio and International Growth Portfolio are both series of the Trust. Each Portfolio has the same investment objective of seeking long-term growth of capital and has substantially similar investment strategies and policies. Each Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in several different countries, excluding the United States and may have significant exposure to emerging markets. The portfolio manager of each Portfolio applies a "bottom up" approach in choosing investments, looking at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments.

The primary differences in investment strategies and policies is that International Growth Portfolio has historically invested a greater percentage of its assets in emerging markets (37% for International Growth Portfolio and 1.2% for Foreign Stock Portfolio as of December 31, 2007) and that Foreign Stock Portfolio is classified under the Investment Company Act of 1940, as amended, as "nondiversified," whereas International Growth Portfolio is classified as "diversified." A nondiversified portfolio may hold larger positions in a smaller number of securities than a portfolio that is classified as "diversified." With respect to 75% of its assets, International Growth Portfolio may not purchase securities of an issuer (other than U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of International Growth Portfolio's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by International Growth Portfolio. Foreign Stock Portfolio is not subject to that restriction. A single security's increase or decrease in value may have a greater impact on the net asset value and total return of a portfolio that is classified as nondiversified.

COMPARISON OF FEES AND EXPENSES

The following tables and examples compare fees and expenses of Foreign Stock Portfolio, International Growth Portfolio, and projected ("pro forma") estimated fees and expenses of International Growth Portfolio, assuming consummation of the Merger as of December 31, 2007. The tables and examples below are designed to assist shareholders that invest in Shares of either Portfolio in understanding the fees and expenses you may pay as an investor and the projected ("pro forma") estimated fees and expenses of International Growth Portfolio that you may pay, assuming consummation of the Merger as of December 31, 2007. Fees and expenses shown were determined based on each Portfolio's net assets as of the fiscal year ended December 31, 2007.
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THE TABLES AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT OR
CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

Shareholder fees are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. Each Portfolio is a no-load investment in that there are no sales charges, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described below. Refer to your contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

------------------------------------------------------------------------------------------------------------
                                                                                 ACQUIRED
                                                                                 FUND FEES     TOTAL ANNUAL
                                      MANAGEMENT    DISTRIBUTION      OTHER         AND       FUND OPERATING
           SERVICE SHARES              FEES(1)     (12B-1) FEES(2)   EXPENSES   EXPENSES(3)      EXPENSES
------------------------------------------------------------------------------------------------------------
 Foreign Stock Portfolio                0.64%           0.25%         0.44%        0.02%          1.35%
------------------------------------------------------------------------------------------------------------
 International Growth Portfolio         0.64%           0.25%         0.06%        0.00%          0.95%
------------------------------------------------------------------------------------------------------------
 International Growth Portfolio (Pro
   forma combined, assuming
   consummation of Merger)              0.64%           0.25%         0.05%        0.00%          0.94%
------------------------------------------------------------------------------------------------------------

(1) The "Management Fee" is the investment advisory fee rate paid by the Portfolio to Janus Capital.
(2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) "Acquired Fund" means any underlying portfolio (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. The Portfolio's "ratio of gross expenses to average net assets" appearing in the Financial Highlights table of the Funds' Prospectus does not include Acquired Fund Fees and Expenses and may not correlate to the Total Annual Fund Operating Expenses shown in the table above. Amounts less than 0.01% are included in Other Expenses.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Portfolios and in the combined Portfolio on a pro forma basis and show expenses you would pay for each of the time periods shown. The examples assume that you invest $10,000 in each Portfolio, and in International Growth Portfolio after the Merger, for the time period indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your Shares at the end of each period shown below. The examples also assume that your investment has a 5% return each year, and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------
                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
 Foreign Stock Portfolio (Service Shares)                      $137      $428       $739       $1,624
------------------------------------------------------------------------------------------------------
 International Growth Portfolio (Service Shares)               $ 97      $303       $526       $1,166
------------------------------------------------------------------------------------------------------
 International Growth Portfolio (Pro forma combined,
   assuming
   consummation of Merger)                                     $ 96      $300       $520       $1,155
------------------------------------------------------------------------------------------------------

COMPARISON OF PERFORMANCE

The following information provides some indication of the risks of investing in the Portfolios by showing how each Portfolio's performance has varied over time. The bar charts depict the change in performance from year to year during the periods indicated, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. For International Growth Portfolio, the Service Shares commenced operations on December, 31, 1999. The returns shown for the Service Shares of International Growth Portfolio for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). Total return figures include the effect of each Portfolio's expenses.

The tables following the charts show how the performance of each Portfolio's Service Shares compares to broad-based securities market indices (which, unlike the Portfolios, do not have any fees or expenses). Each Portfolio's performance is compared to the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index. It is expected that International Growth Portfolio will continue to compare its performance to the MSCI EAFE(R) Index after the Merger. The International Growth Portfolio also has the MSCI All Country World ex-U.S. Index(SM) as an additional benchmark. The indices are not actively managed and are not available for direct investment. The performance of the Portfolios and indices varies over time. Of course, a Portfolio's past performance is not necessarily an indication of future performance. All figures assume reinvestment of dividends and distributions.

FOREIGN STOCK PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                    (13.37)%    33.39%     18.22%      6.24%     18.06%        18.25%
                                      2002       2003       2004       2005       2006          2007

      Best Quarter:  2nd-2003 21.91%    Worst Quarter:  3rd-2002 (18.96)%

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%     46.63%        28.02%
                   1998       1999       2000       2001       2002       2003       2004       2005       2006          2007

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                                  Average Annual Total Returns (%) as of 12/31/07
                                                                  -----------------------------------------------
                                                                                                       Since
                                                                 1 year    5 Years    10 Years     Inception(1)
    FOREIGN STOCK PORTFOLIO - SERVICE SHARES
    Return Before Taxes                                          18.25%    18.52%        N/A          11.98%
      Morgan Stanley Capital International EAFE(R) Index(2)
        (reflects no deduction for fees or expenses)             11.17%    21.59%       8.66%          9.91%
    INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
    Return Before Taxes                                          28.02%    31.65%      14.74%         16.21%
      Morgan Stanley Capital International EAFE(R) Index(2)
        (reflects no deduction for fees or expenses)             11.17%    21.59%       8.66%          7.69%
      Morgan Stanley Capital International
        All Country World ex-US Index(SM)(3)
        (reflects no deduction for fees or expenses)             16.65%    24.02%        N/A           9.24%(4)
                                                                 ------------------------------------------------

(1) The inception date for the Foreign Stock Portfolio was May 1, 2001. The inception date for International Growth Portfolio was May 2, 1994.
(2) The MSCI EAFE(R) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
(3) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
(4) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2007 for the MSCI All Country World ex-U.S. Index(SM).

ADDITIONAL COMPARATIVE INFORMATION

The following is additional comparative information for each Portfolio and the anticipated combined Portfolio post-Merger (based on data as of December 31, 2007 and, for Post-Merger data, assuming consummation of the Merger as of December 31, 2007).

    --------------------------------------------------------------------------------------------------------------
                                                                                                  POST-MERGER
                                                      FOREIGN STOCK     INTERNATIONAL GROWTH  INTERNATIONAL GROWTH
                                                        PORTFOLIO            PORTFOLIO             PORTFOLIO
    --------------------------------------------------------------------------------------------------------------
    Investment Adviser                                Janus Capital        Janus Capital         Janus Capital
    --------------------------------------------------------------------------------------------------------------
    % of Net Assets with Foreign Exposure                  87%                  98%                   98%
    --------------------------------------------------------------------------------------------------------------
    % of Net Assets with Emerging Markets Exposure         1.2%                37.0%                 36.7%
    --------------------------------------------------------------------------------------------------------------
    Primary Benchmark Index                         MSCI EAFE(R) Index   MSCI EAFE(R) Index    MSCI EAFE(R) Index
    --------------------------------------------------------------------------------------------------------------
    Number of Holdings                                      39                  100                   134
    --------------------------------------------------------------------------------------------------------------
    Portfolio Manager                                   Jason Yee            Brent Lynn            Brent Lynn
    --------------------------------------------------------------------------------------------------------------
    Portfolio Turnover                                      0%                  59%                   59%
    --------------------------------------------------------------------------------------------------------------
    Subclassification                                 Nondiversified        Diversified           Diversified
    --------------------------------------------------------------------------------------------------------------
    Total Assets                                      $24.7 million        $2.976 billion          $3 billion
    --------------------------------------------------------------------------------------------------------------

The Merger is intended to be a tax-free reorganization for each Portfolio. The Merger requires no shareholder approval. Shareholders may obtain additional information by contacting your insurance company or a Janus representative at 1-877-335-2687.

International Growth Portfolio is currently closed to new investors. After the Merger, existing shareholders of Foreign Stock Portfolio will be allowed to continue to invest in International Growth Portfolio, as well as reinvest any dividends or capital gains distributions. However, once an insurance separate account or qualified plan is closed, additional investments in International Growth Portfolio will not be accepted unless the insurance separate account or qualified plan meets the criteria outlined in International Growth Portfolio's Closed Portfolio Policies.

REASONS FOR THE MERGER

At their meeting held on February 25, 2008, the Trustees of the Portfolios determined that the Merger was in the best interests of the shareholders of each Portfolio and the Merger would not dilute the interests of shareholders of either Portfolio. In making these determinations, the Trustees considered the following factors, among others:

 (1) the potential benefits of the Merger to underlying shareholders of each Portfolio;

 (2) the compatibility of the Portfolios' investment objectives, strategies and risks;

 (3) the fact that Foreign Stock Portfolio is classified as a "nondiversified" portfolio under the 1940 Act whereas International Growth Portfolio is classified as a "diversified" portfolio;

 (4) the relative size and investment performance of the Portfolios;

 (5) the historic and pro forma combined expense ratios and other information regarding the fees and expenses of the Portfolios, including a resulting expense ratio that is expected to be lower than the current expense ratio of either Portfolio;

 (6) the greater efficiency for Janus Capital, in terms of portfolio management and operations, of managing a single Portfolio rather than two separate Portfolios that have comparable investment strategies, policies and risks;

 (7) whether the Merger would dilute the interests of either Portfolio's current underlying shareholders;

 (8) the tax consequences of the Merger to the respective Portfolios and their underlying shareholders, including the expected tax-free nature of the Merger;

 (9) the potential benefits of the Merger to Janus Capital and its affiliates;

(10) the fact that Janus Capital agreed to pay all costs associated with the Merger; and

(11) the lack of future growth opportunities for the Foreign Stock Portfolio.

                Please retain this Supplement with your records.